Acquisitions - Estimate of Identifiable Intangible Assets Recognized at Acquisition with Corresponding Weighted-Average Amortization Periods (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
ResCap Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 25,100
Weighted- Average Amortization Period	4 years 7 months 6 days
ResCap Acquisition [Member] | Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	8,000
Weighted- Average Amortization Period	8 years
ResCap Acquisition [Member] | Capitalized Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	17,100
Weighted- Average Amortization Period	3 years
Reverse Mortgage Solutions, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	33,900
Weighted- Average Amortization Period	5 years 7 months 6 days
Reverse Mortgage Solutions, Inc. [Member] | Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	1,200
Weighted- Average Amortization Period	4 years 8 months 12 days
Reverse Mortgage Solutions, Inc. [Member] | Capitalized Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	13,100
Weighted- Average Amortization Period	4 years
Reverse Mortgage Solutions, Inc. [Member] | Institutional Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	11,900
Weighted- Average Amortization Period	10 years
Reverse Mortgage Solutions, Inc. [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	6,700
Weighted- Average Amortization Period	1 year 9 months 18 days
Reverse Mortgage Solutions, Inc. [Member] | Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	1,000
Weighted- Average Amortization Period	1 year 6 months
Reverse Mortgage Solutions, Inc. [Member] | Total Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	20,800
Weighted- Average Amortization Period	6 years 7 months 6 days
Security One Lending [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	11,000
Weighted- Average Amortization Period	12 years 4 months 24 days
Security One Lending [Member] | Institutional Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	4,700
Weighted- Average Amortization Period	1 year 7 months 6 days
Security One Lending [Member] | Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	500
Weighted- Average Amortization Period	1 year 9 months 18 days
Security One Lending [Member] | Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	5,000
Weighted- Average Amortization Period	25 years
Security One Lending [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 800
Weighted- Average Amortization Period	4 years 4 months 24 days